Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 — INTANGIBLE ASSETS

Amortization expense of intangible assets was $159,173 and $318,346 for the three and six months ended June 30, 2020, respectively. Future amortization of intangible assets is expected to be approximately $318,000 for 2020, $637,000 for 2021 and $159,000 for 2022.

NOTE 4 — GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is derived from the Genesys acquisition (see Note 13). The Company performed its most recent annual goodwill impairment test as of December 31, 2019 using market data and discounted cash flow analysis. Based on that test, we have determined that goodwill was impaired in the amount of $3,000,000, primarily due to the market capitalization of the Company's common stock.

The changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Carrying value – January 1	$-	$-
Goodwill acquired during the year	6,517,315	-
	6,517,315	-
Accumulated impairment losses	(3,000,000)	-
Carrying value – December 31	$3,517,315	$-

Intangible Assets

Intangible assets totaling $1,910,072 as disclosed in the table below consist of the assets acquired from Genesys, including customer contracts and intellectual property, acquired on March 31, 2019 (see Note 13).

We also had capitalized software costs of $113,020 relating to our website and iPhone App developed for internal use. These costs were not placed in service and were not amortized and the Company has no plans to place these assets in service in the foreseeable future. The Company capitalized $11,500 of costs in 2019. We have fully impaired these assets at December 31, 2019.

Intangible assets are summarized as follows:

	December 31, 2019	December 31, 2018
Customer contracts	$183,107	$-
License	1,726,965	-
Software costs	-	101,520
	1,910,072	101,520
Less accumulated amortization	(477,518)	-
Carrying value	$1,432,554	$101,520

Amortization expense of intangible assets was $477,518 for the year ended December 31, 2019. Impairment of intangible assets other than goodwill was $113,020 for the year ended December 31, 2019. Future amortization of intangible assets is expected to be approximately $637,000 for 2020 and 2021 and $159,000 for 2022.